Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	€ 792	€ 180
Interest bearing	77,306	34,646
Deposits from banks	78,098	34,826	€ 37,330
Netherlands [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	596	107
Interest bearing	49,336	17,544
Deposits from banks	49,931	17,651
Rest of the world [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	196	73
Interest bearing	27,971	17,101
Deposits from banks	€ 28,166	€ 17,175